Pay vs Performance Disclosure - USD ($)	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 09, 2024	Dec. 31, 2024	Sep. 14, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO($)(1)			Compensation Actually Paid to PEO($)(2)			Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment based on:		Net Income (in thousands) ($)(7)	Adjusted EBITDA (in thousands) ($)(8)

	Keating	Benson	Rondeau	Keating	Benson	Rondeau			Total Stockholder Return ($)(5)	Peer Group Total Stockholder Return ($)(6)

2025	8,237,348	—	—	10,148,311	—	—	1,884,725	2,122,776	139.73	155.35	220,264	551,644
2024	10,980,272	284,507	—	14,730,500	324,115	—	1,193,539	1,703,606	127.36	132.18	174,243	487,710
2023	—	232,774	5,691,513	—	218,733	(5,287,218)	2,124,369	1,671,381	94.04	106.00	147,035	435,376
2022	—	—	5,644,947	—	—	3,968,988	1,073,495	338,939	101.51	91.77	110,456	365,834
2021	—	—	9,272,049	—	—	11,946,934	2,079,985	2,429,979	116.68	122.78	46,122	222,310

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote					Represents the total from the Summary Compensation Table for Christopher Rondeau for the years 2021-2023, for Gov. Benson for the years 2023-2024 and for Ms. Keating for the years 2024-2025. Mr. Rondeau served as our PEO during the periods reflected in this table from January 1, 2021 until September 15, 2023. Gov. Benson served as our PEO from September 15, 2023 until June 10, 2024. Ms. Keating served as our PEO from June 10, 2024 through December 31, 2025. In 2023, severance was paid to Mr. Rondeau pursuant to the terms of the Severance Policy.Represents the average total from the Summary Compensation Table in each applicable year for the Non-PEO NEOs, which are comprised of: for 2025: Messrs. Stasz, Bode and Povinelli and Ms. Simmons; for 2024: Messrs. Stasz, Bode and Fitzgerald, and Ms. Simmons; for 2023: Messrs. Hymes, Fitzgerald and Bode, and Ms. Simmons; for 2022: Messrs. Fitzgerald and Bode, Ms. Simmons, Dorvin Lively and Jeremy Tucker; and for 2021: Messrs. Lively, Fitzgerald, Bode and Tucker. In 2023, severance was paid to Mr. Hymes pursuant to the terms of the Severance Policy. In 2022, Messrs. Lively and Tucker did not receive annual bonuses, and severance was paid to Mr. Tucker pursuant to the terms of the Severance Policy.
Adjustment To PEO Compensation, Footnote	Represents the amount of compensation actually paid to Mr. Rondeau for the years 2021-2023 to Gov. Benson for the years 2023-2024, and to Ms. Keating for the years 2024-2025, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the additions to and deductions from the Summary Compensation Table totals to calculate the compensation actually paid amounts. In 2023, Mr. Rondeau forfeited portions of his unvested equity awards as a result of his separation from the Company.
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the applicable PEO’s total compensation for each year to determine the compensation actually paid to her or him for the relevant year:
Keating

Year	Summary Compensation Table Total for PEO ($)	Fair value of equity awards granted from Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to PEO ($)

2025	8,237,348	(4,999,949)	5,928,211	822,672	160,029	—	10,148,311
2024	10,980,272	(9,417,675)	13,167,903	—	—	—	14,730,500
Benson

Year	Summary Compensation Table Total for PEO ($)	Fair value of equity awards granted from Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to PEO ($)

2024	284,507	(102,073)	141,681	—	—	—	324,115
2023	232,774	(115,000)	100,959	—	—	—	218,733
Rondeau

Year	Summary Compensation Table Total for PEO ($)	Fair value of equity awards granted from Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to PEO ($)

2023	5,691,513	(3,670,001)	592,760	(361,082)	(649,001)	(6,891,407)	(5,287,218)
2022	5,644,947	(3,486,501)	3,331,394	(986,978)	(533,874)	—	3,968,988
2021	9,272,049	(5,809,811)	6,994,560	1,092,643	397,493	—	11,946,934
(1)Represents the grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of options, restricted stock units, and performance share units include the stock price as of the applicable measuring date and, in the case of performance share units, the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the compensation committee as of the applicable vesting date). Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

Non-PEO NEO Average Total Compensation Amount					$ 1,884,725	$ 1,193,539	$ 2,124,369	$ 1,073,495	$ 2,079,985
Non-PEO NEO Average Compensation Actually Paid Amount					$ 2,122,776	1,703,606	1,671,381	338,939	2,429,979
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of compensation actually paid to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the additions to and deductions from the Summary Compensation Table totals to calculate the compensation actually paid amounts. In 2023, Mr. Hymes forfeited portions of his unvested equity awards as a result of his separation from the Company. In 2022, Messrs. Lively and Tucker forfeited portions of their unvested prior year equity awards as a result of Mr. Lively’s retirement and Mr. Tucker’s separation from the Company.
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for Non-PEO NEOs ($)	Fair value of equity awards granted from Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,884,725	(824,121)	964,027	71,057	27,088	—	2,122,776
2024	1,193,539	(410,679)	632,867	250,857	37,022	—	1,703,606
2023	2,124,369	(1,112,000)	840,851	(70,204)	(37,661)	(73,974)	1,671,381
2022	1,073,495	(436,179)	275,618	(18,902)	25,452	(580,545)	338,939
2021	2,079,985	(892,298)	1,073,811	127,536	40,945	—	2,429,979
(1)Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)Reflects the average value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the same methodology described above for the PEO.

Compensation Actually Paid vs. Total Shareholder Return
The following chart compares compensation actually paid to (i) the cumulative total return on $100 invested as of the end of fiscal year 2020 in the Company’s Class A common stock and (ii) the weighted cumulative total return on $100 invested as of the end of fiscal year 2020 for the PEJ, in each case, for the five most recently completed fiscal years:

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years:

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years:
(1)Adjusted EBITDA represents net income before interest, taxes, depreciation and amortization, adjusted for the impact of certain non-cash and other items that we do not consider in our evaluation of ongoing performance of the Company’s core operations. For a discussion of Adjusted EBITDA and a reconciliation of GAAP net income to Adjusted EBITDA, see Appendix A.

Total Shareholder Return Vs Peer Group
The following chart compares compensation actually paid to (i) the cumulative total return on $100 invested as of the end of fiscal year 2020 in the Company’s Class A common stock and (ii) the weighted cumulative total return on $100 invested as of the end of fiscal year 2020 for the PEJ, in each case, for the five most recently completed fiscal years:

Tabular List, Table
The performance metrics listed below represent the most important metrics we use to link compensation actually paid to our named executive officers for 2025 to the Company’s performance:
•Adjusted EBITDA (our Company Selected Measure under Item 402(v) of Regulation S-K)
•Adjusted net income per share, diluted
•System wide same club sales EFT dollars
As further described above under “Executive Compensation – Compensation Discussion and Analysis,” our variable compensation includes annual incentives based, in part, on achievement of Adjusted EBITDA performance goals and performance share units are based on our adjusted net income per share, diluted. Stock options granted in prior years only have value if the price of our Class A common stock appreciates after grant.

Total Shareholder Return Amount					$ 139.73	127.36	94.04	101.51	116.68
Peer Group Total Shareholder Return Amount					155.35	132.18	106.00	91.77	122.78
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest					$ 220,264,000	$ 174,243,000	$ 147,035,000	$ 110,456,000	$ 46,122,000
Company Selected Measure Amount					551,644,000	487,710,000	435,376,000	365,834,000	222,310,000
PEO Name	Gov. Benson	Gov. Benson	Ms. Keating	Christopher Rondeau	Ms. Keating			Christopher Rondeau	Christopher Rondeau
Additional 402(v) Disclosure

Year	Summary Compensation Table Total for PEO($)(1)			Compensation Actually Paid to PEO($)(2)			Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment based on:		Net Income (in thousands) ($)(7)	Adjusted EBITDA (in thousands) ($)(8)

	Keating	Benson	Rondeau	Keating	Benson	Rondeau			Total Stockholder Return ($)(5)	Peer Group Total Stockholder Return ($)(6)

2025	8,237,348	—	—	10,148,311	—	—	1,884,725	2,122,776	139.73	155.35	220,264	551,644
2024	10,980,272	284,507	—	14,730,500	324,115	—	1,193,539	1,703,606	127.36	132.18	174,243	487,710
2023	—	232,774	5,691,513	—	218,733	(5,287,218)	2,124,369	1,671,381	94.04	106.00	147,035	435,376
2022	—	—	5,644,947	—	—	3,968,988	1,073,495	338,939	101.51	91.77	110,456	365,834
2021	—	—	9,272,049	—	—	11,946,934	2,079,985	2,429,979	116.68	122.78	46,122	222,310
Represents the cumulative total return on $100 invested in the Company’s Class A common stock as of the last day of public trading of the Company’s Class A common stock in fiscal year 2020 through the last day of public trading of the Company’s Class A common stock in the applicable fiscal year for which the cumulative total return is reported. The Company did not pay dividends for any of 2025, 2024, 2023, 2022 or 2021.Represents the cumulative total return on $100 invested as of the last day of public trading in fiscal year 2020 through the last day of public trading in the applicable fiscal year for which the cumulative total return is reported. The peer group used for this purpose is the Invesco Dynamic Leisure & Entertainment ETF (“PEJ”), the same peer group used for purposes of Item 201(e) of Regulation S-K. The return of this index is calculated assuming reinvestment of dividends during the period presented.Represents net income disclosed in our Annual Report on Form 10-K for the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
The cumulative total return of the Company’s Class A common stock at the end of fiscal year 2025 as compared to the end of fiscal year 2020 was $139.73 as compared to $155.35 for the peer group presented for this purpose (the PEJ).
The amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the Non-PEO NEOs is generally aligned with the Company’s cumulative total stockholder return over the five years presented in the table. Compensation actually paid is significantly impacted by changes in our stock price due to the fact that long-term equity incentive awards generally comprise a substantial portion of our named executive officers’ compensation and compensation actually paid includes the change in fair value for all equity awards that were outstanding and unvested at year-end or awards that vested during the year.

Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description					Adjusted EBITDA represents net income before interest, taxes, depreciation and amortization, adjusted for the impact of certain non-cash and other items that we do not consider in our evaluation of ongoing performance of the Company’s core operations. For a discussion of Adjusted EBITDA and a reconciliation of GAAP net income to Adjusted EBITDA, see Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted net income per share, diluted
Measure:: 3
Pay vs Performance Disclosure
Name					System wide same club sales EFT dollars
Ms. Keating [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 8,237,348	$ 10,980,272
PEO Actually Paid Compensation Amount					10,148,311	14,730,500
Gov. Benson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						284,507	$ 232,774
PEO Actually Paid Compensation Amount						324,115	218,733
Mr. Rondeau [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							5,691,513	$ 5,644,947	$ 9,272,049
PEO Actually Paid Compensation Amount							(5,287,218)	3,968,988	11,946,934
PEO | Ms. Keating [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(4,999,949)	(9,417,675)
PEO | Ms. Keating [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,928,211	13,167,903
PEO | Ms. Keating [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					822,672	0
PEO | Ms. Keating [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					160,029	0
PEO | Ms. Keating [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	0
PEO | Gov. Benson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(102,073)	(115,000)
PEO | Gov. Benson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						141,681	100,959
PEO | Gov. Benson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Gov. Benson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Gov. Benson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0	0
PEO | Mr. Rondeau [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(3,670,001)	(3,486,501)	(5,809,811)
PEO | Mr. Rondeau [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							592,760	3,331,394	6,994,560
PEO | Mr. Rondeau [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(361,082)	(986,978)	1,092,643
PEO | Mr. Rondeau [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(649,001)	(533,874)	397,493
PEO | Mr. Rondeau [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(6,891,407)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(824,121)	(410,679)	(1,112,000)	(436,179)	(892,298)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					964,027	632,867	840,851	275,618	1,073,811
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					71,057	250,857	(70,204)	(18,902)	127,536
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					27,088	37,022	(37,661)	25,452	40,945
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0	$ 0	$ (73,974)	$ (580,545)	$ 0